Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investment Securities [Abstract]
Amortized cost and fair value of the securities available for sale
The amortized cost and fair value of the securities available for sale are as follows:

(dollars in thousands)	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$119,887	-	2,621	117,266
State and political subdivisions	873	13	-	886
Mortgage backed securities and collateralized mortgage obligations - residential	378,068	123	5,883	372,308
Corporate bonds	40,956	-	251	40,705
Small Business Administration-guaranteed participation securities	81,026	-	2,527	78,499
Mortgage backed securities and collateralized mortgage obligations - commercial	10,130	-	119	10,011
Other	650	-	-	650
Total debt securities	631,590	136	11,401	620,325
Equity securities	35	-	-	35
Total securities available for sale	$631,625	136	11,401	620,360

(dollars in thousands)	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government sponsored enterprises	$86,899	19	181	86,737
State and political subdivisions	1,270	20	-	1,290
Mortgage backed securities and collateralized mortgage obligations - residential	416,625	430	5,326	411,729
Small Business Administration-guaranteed participation securities	92,620	-	2,204	90,416
Mortgage backed securities and collateralized mortgage obligations - commercial	10,422	-	242	10,180
Other	650	-	-	650
Total debt securities	608,486	469	7,953	601,002
Equity securities	35	-	-	35
Total securities available for sale	$608,521	469	7,953	601,037

Investment [Line Items]
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses
The proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses from sales and calls during 2016, 2015 and 2014 are as follows:

(dollars in thousands)	Year ended December 31,
	2016	2015	2014

Proceeds from sales	$44,829	22,945	69,147
Proceeds from calls	201,100	232,010	251,927
Gross realized gains	668	251	720
Gross realized losses	-	-	3

Amortized cost and fair value of the held to maturity securities
The amortized cost and fair value of the held to maturity securities are as follows:

(dollars in thousands)	December 31, 2016
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$35,500	1,736	-	37,236
Corporate bonds	9,990	300	-	10,290
Total held to maturity	$45,490	2,036	-	47,526

(dollars in thousands)	December 31, 2015
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value

Mortgage backed securities and collateralized mortgage obligations - residential	$46,490	2,308	-	48,798
Corporate bonds	9,975	666	-	10,641
Total held to maturity	$56,465	2,974	-	59,439

Securities held in available for sale and held to maturity greater than 10% of shareholders equity
The Company has the following balances of securities held in the available for sale and held to maturity portfolios as of December 31, 2016 that represent greater than 10% of shareholders’ equity:

(dollars in thousands)	Amortized Cost	Fair Value
Federal Home Loan Mortgage Corporation	$121,584	119,577
Federal National Mortgage Association	306,452	302,052
Government National Mortgage Association	44,842	46,012
Small Business Administration	81,026	78,499

Securities Available for Sale [Member]
Investment [Line Items]
Debt securities based on the securities contractual maturity
The following table distributes the amortized cost and fair value of debt securities included in the available for sale portfolio as of December 31, 2016, based on the securities’ final maturity.  Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity are shown separately:

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$5,008	4,998
Due in one year through five years	142,292	139,946
Due after five years through ten years	15,066	14,563
Due after ten years	-	-
Mortgage backed securities and
collateralized mortgage
obligations - residential	378,068	372,308
Small Business Administration- guaranteed participation securities	81,026	78,499
Mortgage backed securities and collateralized mortgage obligations - commercial	10,130	10,011
	$631,590	620,325

Gross unrealized losses on investment securities and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position
Gross unrealized losses on securities available for sale and the related fair values aggregated by the length of time that individual securities have been in an unrealized loss position, were as follows:

(dollars in thousands)	December 31, 2016
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$102,266	2,621	-	-	102,266	2,621
Mortgage backed securities and collateralized mortgage obligations - residential	359,622	5,766	4,713	117	364,335	5,883
Corporate bonds	40,705	251	-	-	40,705	251
Small Business Administration- guaranteed participation securities	64,560	1,960	13,940	567	78,500	2,527
Mortgage backed securities and collateralized mortgage obligations - commercial	10,011	119	-	-	10,011	119

Total	$577,164	10,717	18,653	684	595,817	11,401

(dollars in thousands)	December 31, 2015
	Less than 12 months		12 months or more		Total
	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss	Fair Value	Gross Unreal. Loss
U.S. government sponsored enterprises	$41,786	113	9,932	68	51,718	181
Mortgage backed securities and collateralized mortgage obligations - residential	187,605	2,147	167,549	3,179	355,153	5,326
Small Business Administration- guaranteed participation securities	7,529	111	82,888	2,093	90,417	2,204
Mortgage backed securities and collateralized mortgage obligations - commercial	5,553	130	4,627	112	10,180	242

Total	$242,473	2,501	264,996	5,452	507,468	7,953

Held to Maturity Securities [Member]
Investment [Line Items]
Debt securities based on the securities contractual maturity
The following table distributes the debt securities included in the held to maturity portfolio as of December 31, 2016, based on the securities’ final maturity. Actual maturities may differ because of securities prepayments and the right of certain issuers to call or prepay their obligations without penalty.  Securities not due at a single maturity date are shown separately.

(dollars in thousands)	Amortized Cost	Fair Value
Due in one year or less	$9,990	10,290
Mortgage backed securities and collateralized mortgage obligations - residential	35,500	37,236
	$45,490	47,526